Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY WORLD MUTUAL FUNDS INC.
Central Index Key	dei_EntityCentralIndexKey	0000872825
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 31, 2018
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2018
Prospectus Date	rr_ProspectusDate	Apr. 01, 2018
AMERICAN CENTURY WORLD MUTUAL FUNDS INC | International Opportunities Fund
Prospectus:	rr_ProspectusTable
Supplement Text Block [Text Block]	ck0000872825_SupplementTextBlockTextBlock

American Century World Mutual Funds, Inc. Prospectus Supplement International Opportunities Fund
Supplement dated August 1, 2018 ■ Prospectus dated April 1, 2018

The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
AMERICAN CENTURY WORLD MUTUAL FUNDS INC | International Opportunities Fund | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.54%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.55%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 156
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	488
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	844
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,842
AMERICAN CENTURY WORLD MUTUAL FUNDS INC | International Opportunities Fund | I CLASS
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.34%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 136
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	426
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	738
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,621
AMERICAN CENTURY WORLD MUTUAL FUNDS INC | International Opportunities Fund | A CLASS
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.54%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.80%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 746
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,108
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,566
AMERICAN CENTURY WORLD MUTUAL FUNDS INC | International Opportunities Fund | C CLASS
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.54%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.55%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 257
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	793
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,355
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,878
AMERICAN CENTURY WORLD MUTUAL FUNDS INC | International Opportunities Fund | R CLASS
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.54%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.05%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 207
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	642
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,102
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,374

[1]	The management fee has been restated to reflect a change in the management fee schedule effective August 1, 2018.
[2]	The advisor also agreed to waive 0.02 percentage points of the fund’s management fee. The advisor expects this fee waiver to continue until July 31, 2019 and cannot terminate it prior to such date without the approval of the Board of Directors.